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                    FIRST METLIFE INVESTORS INSURANCE COMPANY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               Supplement dated March 6, 2017 to the prospectuses
                     for the annuity contracts listed below

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses dated May 2, 2016, as supplemented, for Class VA (offered on and after May 2, 2016), Class VA-4 (offered on and after May 2, 2016) and Class S (offered on and after May 2, 2016) variable annuity contracts. Please retain this supplement for future reference.

1. NAME CHANGES

Effective March 6, 2017, your prospectus is updated to reflect the following name changes, as applicable.

FORMER NAME                                                            NEW NAME
-----------                                                            --------
First MetLife Investors Insurance Company (First MetLife Investors)    Brighthouse Life Insurance Company of NY (BLNY)
First MetLife Investors Variable Annuity Account One                   Brighthouse Variable Annuity Account B
MetLife Advisers, LLC or MetLife Advisers                              Brighthouse Investment Advisers, LLC
MET INVESTORS SERIES TRUST                                             BRIGHTHOUSE FUNDS TRUST I
Met/Aberdeen Emerging Markets Equity Portfolio                         Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Met/Eaton Vance Floating Rate Portfolio                                Brighthouse/Eaton Vance Floating Rate Portfolio
Met/Franklin Low Duration Total Return Portfolio                       Brighthouse/Franklin Low Duration Total Return Portfolio
MetLife Asset Allocation 100 Portfolio                                 Brighthouse Asset Allocation 100 Portfolio
MetLife Balanced Plus Portfolio                                        Brighthouse Balanced Plus Portfolio
MetLife Small Cap Value Portfolio                                      Brighthouse Small Cap Value Portfolio
METROPOLITAN SERIES FUND                                               BRIGHTHOUSE FUNDS TRUST II
Met/Artisan Mid Cap Value Portfolio                                    Brighthouse/Artisan Mid Cap Value Portfolio
Met/Dimensional International Small Company Portfolio                  Brighthouse/Dimensional International Small Company Portfolio
Met/Wellington Core Equity Opportunities Portfolio                     Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Asset Allocation 20 Portfolio                                  Brighthouse Asset Allocation 20 Portfolio
Portfolio MetLife Asset Allocation 40 Portfolio                        Brighthouse Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio                                  Brighthouse Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio                                  Brighthouse Asset Allocation 80 Portfolio
MSCI EAFE(R) Index Portfolio                                           MetLife MSCI EAFE(R) Index Portfolio
Russell 2000(R) Index Portfolio                                        MetLife Russell 2000(R) Index Portfolio

Effective January 27, 2017, the name of the Barclays Aggregate Bond Index Portfolio was changed to MetLife Aggregate Bond Index Portfolio. Your prospectus is updated accordingly.

Please note that certain forms and communications may temporarily continue to refer to the former names until such documents can be revised.

2. PRINCIPAL UNDERWRITER

Effective March 6, 2017, Brighthouse Life Insurance Company of NY entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC. Effective March 6, 2017, all

                                                               SUPP-VANYBHF-0317

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references in your prospectus to MetLife Investors Distribution Company
("MLIDC") or Distributor refer to Brighthouse Securities, LLC.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                               SUPP-VANYBHF-0317